UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2004
                                              --------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                               -------------
         This Amendment  (Check only one.):     [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  ------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  ------------------------------------------------------------
                       One Pacific Place, Suite 600
                  ------------------------------------------------------------
                       1125 South 103 Street
                  ------------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  ------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  ------------------------------------------------------------
Title:                 President
                  ------------------------------------------------------------
Phone:                 402-391-1980
                  ------------------------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Wallace R. Weitz            Omaha, Nebraska          February 11, 2005
---------------------------     ----------------------    -------------------
  Signature                       City, State              Date


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Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                              ------------------------------

Form 13F Information Table Entry Total:          53
                                              ------------------------------

Form 13F Information Table Value Total:       $5,727,463
                                              ------------------------------
                                              (thousands)


List of Other Included Managers:  None

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WALLACE R. WEITZ & COMPANY                                         31-Dec-04
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE

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COLUMN 1                        COLUMN 2           COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
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                                                                VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER         VOTING
NAME OF ISSUER                  TITLE OF CLASS     CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS      AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------

AUTOZONE INC                     COM               053332102     9,816       107,500 SH       Sole         N/A             Sole
BERKSHIRE HATHAWAY INC DEL       CL A              084670108   251,306         2,859 SH       Sole         N/A            Shared
BERKSHIRE HATHAWAY INC DEL       CL B              084670207   307,575       104,760 SH       Sole         N/A             Sole
BIMINI MTG MGMT INC              CL A              09031E400    10,439       650,000 SH       Sole         N/A             Sole
CABELAS INC                      COM               126804301    37,472     1,647,861 SH       Sole         N/A             Sole
CAESARS ENTMT INC                COM               127687101   249,766    12,401,500 SH       Sole         N/A            Shared
CAPITAL AUTOMOTIVE REIT          COM SH BEN INT    139733109     8,455       238,000 SH       Sole         N/A            Shared
CARDINAL HEALTH INC              COM               14149Y108   156,772     2,696,000 SH       Sole         N/A            Shared
CENVEO INC                       COM               15670S105    31,770    10,248,500 SH       Sole         N/A             Sole
CHARTER COMMUNICATIONS INC D     CL A              16117M107    58,240    26,000,000 SH       Sole         N/A             Sole
CITIZENS COMMUNICATIONS CO       COM               17453B101    44,955     3,260,000 SH       Sole         N/A            Shared
COMCAST CORP NEW                 CL A SPL          20030N200   480,646    14,636,000 SH       Sole         N/A            Shared
CORINTHIAN COLLEGES INC          COM               218868107    17,526       930,000 SH       Sole         N/A             Sole
COSTCO WHSL CORP NEW             COM               22160K105    24,205       500,000 SH       Sole         N/A             Sole
COUNTRYWIDE FINANCIAL CORP       COM               222372104   360,940     9,752,500 SH       Sole         N/A            Shared
CUMULUS MEDIA INC                CL A              231082108     4,976       330,000 SH       Sole         N/A             Sole
DAILY JOURNAL CORP               COM               233912104     4,162       114,800 SH       Sole         N/A             Sole
DIAGEO P L C                     SPON ADR NEW      25243Q205       434         7,500 SH       Sole         N/A             Sole
FEDERAL HOME LN MTG CORP         COM               313400301   168,699     2,289,000 SH       Sole         N/A            Shared
FEDERAL NATL MTG ASSN            COM               313586109   344,300     4,835,000 SH       Sole         N/A            Shared
FIRST DATA CORP                  COM               319963104       447        10,500 SH       Sole         N/A             Sole
FOREST CITY ENTERPRISES INC      CL A              345550107    67,334     1,170,000 SH       Sole         N/A             Sole
HCA INC                          COM               404119109       200         5,000 SH       Sole         N/A             Sole
HANOVER CAP MTG HLDGS INC        COM               410761100       273        25,300 SH       Sole         N/A             Sole
HARRAHS ENTMT INC                COM               413619107    90,968     1,359,970 SH       Sole         N/A            Shared
HILTON HOTELS CORP               COM               432848109   132,301     5,818,000 SH       Sole         N/A            Shared
HOST MARRIOTT CORP NEW           COM               44107P104   304,895    17,624,000 SH       Sole         N/A            Shared
IAC INTERACTIVECORP              COM               44919P102   211,638     7,662,500 SH       Sole         N/A            Shared
ITT EDUCATIONAL SERVICES INC     COM               45068B109    14,027       295,000 SH       Sole         N/A             Sole
INSIGHT COMMUNICATIONS INC       CL A              45768V108    78,906     8,511,962 SH       Sole         N/A            Shared
INTELLIGENT SYS CORP NEW         COM               45816D100     1,351       668,966 SH       Sole         N/A             Sole
LABORATORY CORP AMER HLDGS       COM NEW           50540R409    81,580     1,637,500 SH       Sole         N/A            Shared
LIBERTY MEDIA CORP NEW           COM SER A         530718105   490,769    44,696,600 SH       Sole         N/A            Shared
LIBERTY MEDIA INTL INC           COM SER A         530719103   174,896     3,783,175 SH       Sole         N/A            Shared
LYNCH INTERACTIVE CORP           COM               551146103     3,200       100,000 SH       Sole         N/A             Sole
MOHAWK INDS INC                  COM               608190104       730         8,000 SH       Sole         N/A             Sole
NEWCASTLE INVT CORP              COM               65105M108    16,843       530,000 SH       Sole         N/A             Sole
NORTH FORK BANCORPORATION NY     COM               659424105    25,965       900,000 SH       Sole         N/A             Sole
OMNICARE INC                     COM               681904108    30,898       892,500 SH       Sole         N/A            Shared
PAPA JOHNS INTL INC              COM               698813102     5,407       157,000 SH       Sole         N/A             Sole
PEDIATRIX MED GROUP              COM               705324101    17,069       266,500 SH       Sole         N/A            Shared
PFIZER INC                       COM               717081103   163,518     6,081,000 SH       Sole         N/A            Shared
QWEST COMMUNICATIONS INTL IN     COM               749121109   120,990    27,250,000 SH       Sole         N/A             Sole
REDWOOD TR INC                   COM               758075402   214,459     3,454,000 SH       Sole         N/A            Shared
REPUBLIC SVCS INC                COM               760759100     5,467       163,000 SH       Sole         N/A             Sole
ST JOE CO                        COM               790148100     1,406        21,900 SH       Sole         N/A            Shared
SIX FLAGS INC                    COM               83001P109    52,841     9,840,000 SH       Sole         N/A             Sole
TELEPHONE & DATA SYS INC         COM               879433100   201,447     2,617,900 SH       Sole         N/A            Shared
TRIAD HOSPITALS INC              COM               89579K109    55,302     1,486,200 SH       Sole         N/A            Shared
US BANCORP DEL                   COM NEW           902973304    79,334     2,533,000 SH       Sole         N/A            Shared
WASHINGTON MUT INC               COM               939322103   203,071     4,803,000 SH       Sole         N/A             Sole
WASHINGTON POST CO               CL B              939640108   298,838       304,000 SH       Sole         N/A             Sole
WELLS FARGO & CO NEW             COM               949746101     8,639       139,000 SH       Sole         N/A             Sole
                                                               ---------------------
                              53                             5,727,463   245,567,253


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